Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and other revenue
Investment services fees		$ 10,211	$ 9,419	$ 8,843
Investment management and performance fees		3,085	3,139	3,058
Foreign exchange revenue		706	688	631
Financing-related fees		231	216	192
Distribution and servicing fees		146	158	148
Total fee revenue		14,379	13,620	12,872
Investment and other revenue		757	687	480
Total fee and other revenue		15,136	14,307	13,352
Net interest income
Interest income		25,626	25,607	20,648
Interest expense		20,682	21,295	16,303
Net interest income		4,944	4,312	4,345
Total revenue		20,080	18,619	17,697
Provision for credit losses		(32)	70	119
Noninterest expense
Staff		7,159	7,130	7,095
Software and equipment		2,147	1,962	1,817
Professional, legal and other purchased services		1,587	1,503	1,527
Sub-custodian and clearing		561	498	475
Net occupancy		551	537	542
Distribution and servicing		269	361	353
Business development		217	188	183
Bank assessment charges		44	36	788
Amortization of intangible assets		45	50	57
Other		474	436	458
Total noninterest expense		13,054	12,701	13,295
Income
Income before income taxes		7,058	5,848	4,283
Provision for income taxes		1,475	1,305	979
Net income	[1]	5,583	4,543	3,304
Net (income) attributable to noncontrolling interests related to consolidated investment management funds		(34)	(13)	(2)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		5,549	4,530	3,302
Preferred stock dividends		(243)	(194)	(235)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		5,306	4,336	3,067
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		5,306	4,336	3,067
Less: Earning allocated to participating securities, basic		0	0	0
Less: Earning allocated to participating securities, diluted		0	0	0
Net income applicable to common shareholders of The Bank of New York Mellon corporation after required adjustment for the calculation of basic earnings per common share		5,306	4,336	3,067
Net income applicable to common shareholders of The Bank of New York Mellon corporation after required adjustment for the calculation of diluted earnings per common share		$ 5,306	$ 4,336	$ 3,067
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		710,177	742,588	784,069
Common stock equivalents (shares)		6,541	5,513	3,821
Less: Participating securities (shares)		0	0	(92)
Diluted (shares)		716,718	748,101	787,798
Anti-dilutive securities (shares)	[2]	187	288	1,334
Earnings per share applicable to common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)		$ 7.47	$ 5.84	$ 3.91
Diluted (usd per share)		$ 7.40	$ 5.80	$ 3.89

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,621 million for the year ended Dec. 31, 2025, $237 million for the year ended Dec. 31, 2024 and $1,073 million for the year ended Dec. 31, 2023.
[2]	Represents restricted stock, restricted stock units, stock options and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.